Share capital (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense recognized	$ 913,964	$ 1,350,295	$ 1,920,769	$ 2,882,348
Stock options granted in 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense recognized	913,964	1,350,295	1,920,769	2,846,748
Stock options granted in 2016 and 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense recognized				$ 35,600